UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 1.6%
169,529	Alkermes Plc (USD) * †	$9,278,322
Netherlands: 2.4%
467,404	QIAGEN NV (USD)	14,456,806
Spain: 2.4%
613,577	Grifols SA (ADR)	14,063,185
United States: 93.6%
200,190	ACADIA Pharmaceuticals, Inc. †	6,027,721
238,641	Alexion Pharmaceuticals, Inc.	28,539,077
207,118	Allergan Plc	33,880,362
86,699	Alnylam Pharmaceuticals, Inc. *	11,015,108
396,299	Amgen, Inc.	68,916,396
125,201	Biogen Idec, Inc. *	39,885,283
278,606	BioMarin Pharmaceutical, Inc. *	24,843,297
37,587	Bluebird Bio, Inc. *	6,694,245
520,683	Celgene Corp. *	54,338,478
99,061	Charles River Laboratories International, Inc. *	10,842,226
853,797	Gilead Sciences, Inc.	61,166,017
121,634	Illumina, Inc. *	26,575,813
278,617	Incyte Corp. *	26,387,816
169,347	Ionis Pharmaceuticals, Inc. * †	8,518,154
257,618	IQVIA Holdings, Inc. *	25,220,802
129,395	Neurocrine Biosciences, Inc. *	10,039,758
69,543	Regeneron Pharmaceuticals, Inc. *	26,145,386
130,363	Seattle Genetics, Inc. *	6,974,421
211,885	Shire Plc (ADR) †	32,867,601
53,955	TESARO, Inc. * †	4,471,251
79,383	United Therapeutics Corp. *	11,744,715
189,944	Vertex Pharmaceuticals, Inc. *	28,465,008
		553,558,935
Total Common Stocks (Cost: $646,033,134)		591,357,248
MONEY MARKET FUND: 0.1% (Cost: $403,901)
403,901	Dreyfus Government Cash Management Fund - Institutional Shares	403,901
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $646,437,035)		591,761,149

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
Repurchase Agreements: 1.5%
$2,156,382	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.41%, due 1/2/18, proceeds $2,156,720; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/1/18 to 8/20/67, valued at $2,199,510 including accrued interest)	2,156,382
2,156,382	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $2,156,725; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $2,199,510 including accrued interest)	2,156,382
2,156,382	Repurchase agreement dated 12/29/17 with HSBC Securities USA, Inc., 1.38%, due 1/2/18, proceeds $2,156,713; (collateralized by various U.S. government and agency obligations, 0.00% to 0.38%, due 5/15/18 to 8/15/46, valued at $2,199,528 including accrued interest)	2,156,382
453,633	Repurchase agreement dated 12/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.40%, due 1/2/18, proceeds $453,704; (collateralized by various U.S. government and agency obligations, 1.88% to 2.75%, due 7/31/22 to 8/15/42, valued at $462,706 including accrued interest)	453,633
2,156,382	Repurchase agreement dated 12/29/17 with Mizuho Securities USA, Inc., 1.40%, due 1/2/18, proceeds $2,156,717; (collateralized by various U.S. government and agency obligations, 0.13% to 3.50%, due 4/15/21 to 11/1/47, valued at $2,199,510 including accrued interest)	2,156,382
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $9,079,161)		9,079,161
Total Investments: 101.6% (Cost: $655,516,196)		600,840,310
Liabilities in excess of other assets: (1.6)%		(9,309,568)
NET ASSETS: 100.0%		$591,530,742

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,678,194.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	65.3%	$386,684,216
Health Care	25.8	152,798,187
Life Sciences Tools & Services	8.8	51,874,845
Money Market Fund	0.1	403,901
	100.0%	$591,761,149

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$591,357,248	$—	$—	$591,357,248
Money Market Fund	403,901	—	—	403,901
Repurchase Agreements	—	9,079,161	—	9,079,161
Total	$591,761,149	$9,079,161	$—	$600,840,310

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 9.9%
24,020	Waste Connections, Inc. (USD)	$1,703,979
United Kingdom: 9.7%
19,133	Steris Plc (USD)	1,673,564
United States: 80.5%
13,733	ABM Industries, Inc.	518,009
25,920	Advanced Disposal Services, Inc. *	620,525
28,011	Calgon Carbon Corp. †	596,634
6,122	Cantel Medical Corp.	629,770
28,625	Casella Waste Systems, Inc. *	658,947
68,948	Ceco Environmental Corp.	353,703
11,364	Clean Harbors, Inc. *	615,929
39,790	Covanta Holding Corp. †	672,451
35,281	Darling International, Inc. *	639,645
12,376	Donaldson Company, Inc.	605,805
16,950	Heritage-Crystal Clean, Inc. *	368,663
27,899	Layne Christensen Co. * †	350,132
39,584	Newpark Resources, Inc. *	340,422
25,826	Republic Services, Inc.	1,746,096
11,216	Schnitzer Steel Industries, Inc.	375,736
9,098	Stericycle, Inc. *	618,573
9,644	Tennant Co. †	700,637
10,448	Tenneco, Inc.	611,626
12,543	Tetra Tech, Inc.	603,945
11,862	US Ecology, Inc.	604,962
19,713	Waste Management, Inc.	1,701,232
		13,933,442
Total Common Stocks (Cost: $15,084,231)		17,310,985

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.6%
Repurchase Agreements: 9.6%
$664,583	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.39%, due 1/2/18, proceeds $664,686; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 2/15/18 to 11/15/39, valued at $677,875 including accrued interest)	664,583
1,000,000	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $1,000,159; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,664,583)		1,664,583
Total Investments: 109.7% (Cost: $16,748,814)		18,975,568
Liabilities in excess of other assets: (9.7)%		(1,676,218)
NET ASSETS: 100.0%		$17,299,350

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,627,875.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.5%	$611,626
Consumer Staples	3.7	639,645
Energy	2.0	340,422
Health Care	13.3	2,303,334
Industrials	71.9	12,443,588
Materials	5.6	972,370
	100.0%	$17,310,985

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$17,310,985	$—	$—	$17,310,985
Repurchase Agreements	—	1,664,583	—	1,664,583
Total	$17,310,985	$1,664,583	$—	$18,975,568

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.0%
Australia: 13.5%
185,823	Aristocrat Leisure Ltd. #	$3,430,113
119,818	Crown Ltd. #	1,217,474
173,999	Star Entertainment Group Ltd. #	824,122
551,455	TABCORP Holdings Ltd. #	2,398,380
		7,870,089
Canada: 1.2%
30,588	Stars Group, Inc. (USD) * †	712,700
China / Hong Kong: 27.0%
624,240	Galaxy Entertainment Group Ltd. #	4,980,966
24,360,000	Landing International Development Ltd. * #	964,416
80,634	Melco Crown Entertainment Ltd. (ADR)	2,341,611
203,000	Melco International Development Ltd. #	594,957
279,700	MGM China Holdings Ltd. † #	843,565
739,600	Sands China Ltd. #	3,804,734
700,000	SJM Holdings Ltd. #	625,119
488,000	Wynn Macau Ltd. #	1,541,920
		15,697,288
Greece: 1.6%
71,497	OPAP SA	901,463
Ireland: 4.0%
19,492	Paddy Power Betfair Plc	2,321,875
Japan: 2.8%
19,500	Heiwa Corp. #	365,919
15,179	Sankyo Co. Ltd. #	477,436
61,900	Sega Sammy Holdings, Inc. #	768,433
		1,611,788
Malaysia: 2.3%
967,098	Genting Malaysia Bhd	1,345,382
Malta: 1.4%
56,964	Kindred Group Plc (LDR) #	814,929
New Zealand: 0.8%
164,670	Sky City Entertainment Group Ltd.	486,020
Singapore: 3.2%
1,890,400	Genting Singapore Plc #	1,847,691
South Africa: 0.7%
202,917	Tsogo Sun Holdings Ltd.	399,278
South Korea: 2.5%
32,917	Kangwon Land, Inc. #	1,069,972
17,040	Paradise Co. Ltd. #	354,761
		1,424,733
Sweden: 1.1%
36,365	Betsson AB #	268,373
55,254	NetEnt AB	381,295
		649,668
United Kingdom: 5.3%
63,975	GVC Holdings Plc †	800,515
410,159	Ladbrokes Plc #	1,006,826
71,124	Playtech Ltd. #	827,033
106,199	William Hill Plc #	461,545
		3,095,919
United States: 29.6%
19,566	Boyd Gaming Corp.	685,788
153,101	Caesars Entertainment Corp. *	1,936,728
3,351	Churchill Downs, Inc.	779,778
17,218	Eldorado Resorts, Inc. * †	570,777
36,564	International Game Technology Plc	969,312
63,211	Las Vegas Sands Corp.	4,392,532
114,883	MGM Mirage	3,835,943
17,067	Penn National Gaming, Inc. * †	534,709
11,395	Scientific Games Corp. *	584,564
17,192	Wynn Resorts Ltd.	2,898,399
		17,188,530
Total Common Stocks (Cost: $53,629,507)		56,367,353
REAL ESTATE INVESTMENT TRUSTS: 3.0% (Cost: $1,716,580)
United States: 3.0%
46,935	Gaming and Leisure Properties, Inc.	1,736,595
MONEY MARKET FUND: 0.0% (Cost: $28,949)
28,949	Dreyfus Government Cash Management Fund - Institutional Shares	28,949
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $55,375,036)		58,132,897

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9%
Repurchase Agreements: 2.9%
$674,067	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.39%, due 1/2/18, proceeds $674,171; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 2/15/18 to 11/15/39, valued at $687,548 including accrued interest)	674,067
1,000,000	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $1,000,159; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,674,067)		1,674,067
Total Investments: 102.9% (Cost: $57,049,103)		59,806,964
Liabilities in excess of other assets: (2.9)%		(1,673,766)
NET ASSETS: 100.0%		$58,133,198

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,608,296.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,488,684 which represents 50.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	93.2%	$54,194,609
Information Technology	3.8	2,172,744
Real Estate	3.0	1,736,595
Money Market Fund	0.0	28,949
	100.0%	$58,132,897

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,870,089	$—	$7,870,089
Canada	712,700	—	—	712,700
China / Hong Kong	2,341,611	13,355,677	—	15,697,288
Greece	901,463	—	—	901,463
Ireland	2,321,875	—	—	2,321,875
Japan	—	1,611,788	—	1,611,788
Malaysia	1,345,382	—	—	1,345,382
Malta	—	814,929	—	814,929
New Zealand	486,020	—	—	486,020
Singapore	—	1,847,691	—	1,847,691
South Africa	399,278	—	—	399,278
South Korea	—	1,424,733	—	1,424,733
Sweden	381,295	268,373	—	649,668
United Kingdom	800,515	2,295,404	—	3,095,919
United States	17,188,530	—	—	17,188,530
Real Estate Investment Trusts	1,736,595	—	—	1,736,595
Money Market Fund	28,949	—	—	28,949
Repurchase Agreements	—	1,674,067	—	1,674,067
Total	$28,644,213	$31,162,751	$—	$59,806,964

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Belgium: 4.3%
2,009	UCB SA #	$159,426
China / Hong Kong: 10.1%
62,000	CSPC Pharmaceutical Group Ltd. #	124,835
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,718
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	32,045
7,900	Shanghai Pharmaceuticals Holding Co. Ltd. #	21,316
77,000	Sino Biopharmaceutical Ltd. #	136,052
12,400	Sinopharm Group Co. Ltd. #	53,386
		372,352
Finland: 1.1%
1,076	Orion OYJ #	40,151
Germany: 1.9%
644	Stada Arzneimittel AG	68,230
Hungary: 1.4%
1,925	Richter Gedeon Nyrt	50,522
India: 17.9%
6,051	Aurobindo Pharma Ltd. #	65,122
6,197	Biocon Ltd. #	52,061
10,573	Cadila Healthcare Ltd. #	71,697
8,311	Cipla Ltd. #	79,247
1,712	Dr. Reddy’s Laboratories Ltd. (ADR) †	64,303
4,666	Lupin Ltd. #	64,660
24,780	Sun Pharmaceuticals Industries Ltd. #	221,393
1,748	Torrent Pharmaceuticals Ltd.	38,849
		657,332
Indonesia: 1.6%
484,100	Kalbe Farma Tbk PT	60,301
Ireland: 7.6%
1,587	Alkermes Plc (USD) * †	86,857
558	ICON Plc (USD) *	62,580
1,473	Perrigo Co. Plc (USD)	128,387
		277,824
Israel: 6.6%
418	Taro Pharmaceutical Industries Ltd. (USD) *	43,769
10,476	Teva Pharmaceutical Industries Ltd. (ADR) †	198,520
		242,289
Japan: 6.7%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	60,428
6,000	Kyowa Hakko Kirin Co. Ltd. #	115,536
900	Taisho Pharmaceutical Holdings Co. Ltd. #	71,703
		247,667
Jordan: 1.0%
2,485	Hikma Pharmaceuticals Plc (GBP) † #	38,038
South Africa: 2.9%
4,714	Aspen Pharmacare Holdings Ltd. #	105,601
South Korea: 9.1%
1,292	Celltrion, Inc. * #	266,505
655	Hanmi Science Co. Ltd. * #	67,806
		334,311
Switzerland: 5.7%
769	Lonza Group AG #	207,394
United States: 22.1%
1,141	Albemarle Corp.	145,922
492	Charles River Laboratories International, Inc. *	53,849
1,069	INC Research Holdings, Inc. *	46,608
2,236	IQVIA Holdings, Inc. *	218,904
1,026	Mallinckrodt Plc *	23,147
5,539	Mylan NV *	234,355
5,778	Opko Health, Inc. * †	28,312
647	PRA Health Sciences, Inc. *	58,922
		810,019
Total Common Stocks (Cost: $3,452,174)		3,671,457
MONEY MARKET FUND: 1.0% (Cost: $35,565)
35,565	Dreyfus Government Cash Management Fund - Institutional Shares	35,565
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $3,487,739)		3,707,022

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 11.0% (Cost: $405,242)
Repurchase Agreement: 11.0%
$405,242	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.39%, due 1/2/18, proceeds $405,305; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 2/15/18 to 11/15/39, valued at $413,347 including accrued interest)	405,242
Total Investments: 112.0% (Cost: $3,892,981)		4,112,264
Liabilities in excess of other assets: (12.0)%		(440,942)
NET ASSETS: 100.0%		$3,671,322

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $393,264.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,054,402 which represents 56.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	11.7%	$433,735
Health Care Distributors	2.0	74,702
Life Sciences Tools & Services	17.5	648,257
Pharmaceuticals	63.9	2,368,841
Specialty Chemicals	3.9	145,922
Money Market Fund	1.0	35,565
	100.0%	$3,707,022

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$159,426	$—	$159,426
China / Hong Kong	4,718	367,634	—	372,352
Finland	—	40,151	—	40,151
Germany	68,230	—	—	68,230
Hungary	50,522	—	—	50,522
India	103,152	554,180	—	657,332
Indonesia	60,301	—	—	60,301
Ireland	277,824	—	—	277,824
Israel	242,289	—	—	242,289
Japan	—	247,667	—	247,667
Jordan	—	38,038	—	38,038
South Africa	—	105,601	—	105,601
South Korea	—	334,311	—	334,311
Switzerland	—	207,394	—	207,394
United States	810,019	—	—	810,019
Money Market Fund	35,565	—	—	35,565
Repurchase Agreement	—	405,242	—	405,242
Total	$1,652,620	$2,459,644	$—	$4,112,264

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.0%
Australia: 2.3%
20,518	Orora Ltd. #	$54,181
21,028	South32 Ltd. #	57,136
		111,317
Cayman Islands: 1.1%
1,904	Theravance Biopharma, Inc. (USD) * †	53,103
China / Hong Kong: 4.4%
210,000	China Overseas Property Holdings Ltd. #	56,763
6,000	CK Asset Holdings Ltd. #	52,273
592,000	Global Brands Group Holding Ltd. * #	48,393
8,000	Wharf Real Estate Investment Co Ltd *	53,215
		210,644
Denmark: 1.3%
1,091	Nilfisk Holding A/S *	63,872
Finland: 2.1%
6,718	Caverion Corp. * #	47,509
2,680	Valmet OYJ #	52,924
		100,433
France: 1.2%
464	Fnac Darty SA *	56,107
Germany: 2.1%
2,452	METRO AG * #	48,879
608	OSRAM Licht AG #	54,486
		103,365
Ireland: 1.0%
616	Allegion Plc (USD)	49,009
Italy: 1.0%
8,104	Italgas SpA #	49,488
Norway: 1.2%
10,409	Aker Solutions ASA * # Reg S	58,866
Singapore: 1.1%
32,900	Frasers Centrepoint Ltd.	51,206
Sweden: 2.2%
3,586	Bonava AB	50,193
5,282	Svenska Cellulosa AB	54,546
		104,739
Switzerland: 1.3%
2,391	Idorsia Ltd. * #	62,618
United Kingdom: 2.7%
39,024	Gocompare.Com Group Plc #	56,353
10,369	Indivior Plc * #	57,051
478	Micro Focus International Plc (ADR) *	16,056
		129,460
United States: 62.0%
530	AbbVie, Inc.	51,256
644	Adient Plc	50,683
1,264	AdvanSix, Inc. *	53,176
1,227	Alcoa Corp. *	66,098
1,497	Associated Capital Group, Inc. †	51,048
987	Bioverativ, Inc.	53,219
844	Brighthouse Financial, Inc. *	49,492
75	Cable One, Inc.	52,751
3,035	California Resources Corp. *	59,000
1,899	Cars.com Inc. †	54,767
718	CDK Global, Inc.	51,179
1,067	Chemours Co.	53,414
2,265	CommerceHub, Inc. *	49,807
3,363	Conduent, Inc. *	54,346
2,003	CONSOL Energy, Inc. *	79,139
1,738	CSRA, Inc.	52,001
1,087	CSW Industrials, Inc. *	49,948
2,542	Donnelley Financial Solutions, Inc. *	49,544
1,058	Energizer Holdings, Inc. †	50,763
3,310	Enova International, Inc. *	50,312
1,686	Exterran Corp. *	53,008
689	Fortive Corp.	49,849
4,488	Gannett Co., Inc. †	52,016
1,575	GCP Applied Technologies, Inc. *	50,243
1,071	Halyard Health, Inc. *	49,459
828	Herc Holdings, Inc. * †	51,841
3,543	Hewlett Packard Enterprise Co.	50,877
1,190	Hilton Grand Vacations, Inc. *	49,921
673	Ingevity Corp. *	47,426
1,172	Keysight Technologies, Inc. *	48,755
2,478	Kimball Electronics, Inc. *	45,224
843	KLX, Inc. *	57,535
3,482	Knowles Corp. *	51,046
904	Lamb Weston Holdings, Inc.	51,031
606	Liberty Broadband Corp. *	51,540
3,202	LSC Communications, Inc.	48,510
1,024	Lumentum Holdings, Inc. * †	50,074
237	Madison Square Garden Co. *	49,971
2,278	Mallinckrodt Plc *	51,392
627	Murphy USA, Inc. *	50,386
3,982	Navient Corp.	53,040
3,003	New Media Investment Group, Inc. †	50,390
3,070	News Corp.	49,765
5,066	NOW, Inc. *	55,878
656	ONE Gas, Inc.	48,059
697	PayPal Holdings, Inc. *	51,313
1,646	Pinnacle Entertainment, Inc. *	53,874
1,164	PJT Partners, Inc. †	53,078
2,681	Rayonier Advanced Materials, Inc.	54,826
635	Science Applications International Corp.	48,622
1,107	SPX FLOW, Inc. *	52,638
3,772	TimkenSteel Corp. * †	57,297
779	TopBuild Corp. *	59,001
1,353	Varex Imaging Corp. *	54,350
1,389	Versum Materials, Inc.	52,574
3,499	Vista Outdoor, Inc. *	50,980
2,284	Welbilt, Inc. * †	53,697
		2,991,429
Total Common Stocks (Cost: $3,529,627)		4,195,656

REAL ESTATE INVESTMENT TRUSTS: 13.5%
United States: 13.5%
2,871	CareTrust REIT, Inc.	48,118
4,172	Colony NorthStar, Inc.	47,603
2,004	Four Corners Property Trust, Inc.	51,503
1,403	Gaming and Leisure Properties, Inc.	51,911
2,832	New Residential Investment Corp.	50,636
6,522	New Senior Investment Group, Inc.	49,306
3,571	NorthStar Realty Europe Corp.	47,959
1,788	Park Hotels and Resorts, Inc.	51,405
3,461	Quality Care Properties, Inc. *	47,796
2,985	Uniti Group, Inc. * †	53,103
2,032	Urban Edge Properties	51,796
7,248	Washington Prime Group, Inc. †	51,606
2,368	Xenia Hotels and Resorts, Inc.	51,125
Total Real Estate Investment Trusts (Cost: $673,118)		653,867
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $4,202,745)		4,849,523

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 12.5% (Cost: $601,577)
Repurchase Agreement: 12.5%
$601,577	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.39%, due 1/2/18, proceeds $601,670; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 2/15/18 to 11/15/39, valued at $613,609 including accrued interest)	601,577
Total Investments: 113.0% (Cost: $4,804,322)		5,451,100
Liabilities in excess of other assets: (13.0)%		(628,255)
NET ASSETS: 100.0%		$4,822,845

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $583,579.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $756,920 which represents 15.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	16.0%	$775,971
Consumer Staples	3.1	150,673
Energy	5.2	250,013
Financials	7.4	357,150
Health Care	8.9	432,448
Industrials	15.3	742,463
Information Technology	14.0	678,227
Materials	11.3	548,343
Real Estate	16.8	816,688
Utilities	2.0	97,547
	100.0%	$4,849,523

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$111,317	$—	$111,317
Cayman Islands	53,103	—	—	53,103
China / Hong Kong	53,215	157,429	—	210,644
Denmark	63,872	—	—	63,872
Finland	—	100,433	—	100,433
France	56,107	—	—	56,107
Germany	—	103,365	—	103,365
Ireland	49,009	—	—	49,009
Italy	—	49,488	—	49,488
Norway	—	58,866	—	58,866
Singapore	51,206	—	—	51,206
Sweden	104,739	—	—	104,739
Switzerland	—	62,618	—	62,618
United Kingdom	16,056	113,404	—	129,460
United States	2,991,429	—	—	2,991,429
Real Estate Investment Trusts	653,867	—	—	653,867
Repurchase Agreement	—	601,577	—	601,577
Total	$4,092,603	$1,358,497	$—	$5,451,100

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.9%
Australia: 10.1%
180,633	AMP Ltd. #	$730,902
23,674	Commonwealth Bank of Australia #	1,481,056
149,543	Crown Ltd. #	1,519,511
35,525	Magellan Financial Group Ltd. #	746,787
85,348	QBE Insurance Group Ltd. #	710,160
42,150	Sonic Healthcare Ltd. #	751,397
58,842	Westpac Banking Corp. #	1,434,730
		7,374,543
Belgium: 2.0%
17,523	KBC Group NV #	1,494,378
Brazil: 1.0%
115,500	Embraer SA	696,391
Canada: 7.0%
7,636	Canadian Imperial Bank of Commerce	746,810
4,481	Canadian Pacific Railway Ltd.	821,347
72,715	Comeco Corp. †	673,787
17,297	Enbridge, Inc.	678,655
14,337	National Bank of Canada	717,680
38,100	Potash Corp. of Saskatchewan, Inc.	783,924
14,574	TransCanada Corp.	711,630
		5,133,833
China / Hong Kong: 15.4%
2,900,000	Bank of China Ltd. #	1,419,427
128,500	Beijing Enterprises Holdings Ltd. #	760,167
400,000	China Resources Gas Group Ltd. #	1,447,008
168,500	CK Asset Holdings Ltd. #	1,468,007
109,000	ENN Energy Holdings Ltd. #	774,817
1,943,000	Industrial & Commercial Bank of China Ltd. #	1,556,690
310,263	MGM China Holdings Ltd. † #	935,742
13,657	SINA Corp. (USD) *	1,369,934
45,000	Sun Hung Kai Properties Ltd. #	748,781
15,200	Tencent Holdings Ltd. #	786,273
		11,266,846
Denmark: 1.1%
20,015	Danske Bank A/S #	779,564
France: 5.0%
8,199	Airbus SE #	815,518
86,180	Orange SA #	1,494,754
15,765	Sanofi #	1,358,315
		3,668,587
Germany: 9.0%
11,305	Bayer AG #	1,405,908
14,158	Bayerische Motoren Werke AG #	1,469,095
14,864	GEA Group AG #	711,719
7,257	HeidelbergCement AG #	783,109
8,930	KION Group AG #	769,315
10,523	Siemens AG #	1,458,144
		6,597,290
India: 2.1%
46,373	Infosys Ltd. #	753,720
162,693	Wipro Ltd. #	797,845
		1,551,565
Italy: 2.9%
12,383	Luxottica Group SpA #	760,519
1,559,841	Telecom Italia SpA * #	1,348,142
		2,108,661
Japan: 8.2%
7,700	East Japan Railway Co. #	751,057
3,700	FANUC Corp. #	887,814
8,100	Hoshizaki Corp. #	717,779
11,600	Kao Corp. #	783,981
25,400	KDDI Corp. #	631,064
5,800	Nidec Corp. #	812,279
18,000	SoftBank Group Corp. #	1,425,387
		6,009,361
Luxembourg: 2.0%
21,521	Millicom International Cellular SA (SEK)	1,456,200
Mexico: 5.5%
1,609,000	America Movil, SAB de CV	1,393,910
812,544	Cemex SAB de CV *	610,483
260,000	Grupo Aeroportuario del Centro Norte SAB de CV	1,351,062
68,800	Grupo Aeroportuario del Pacifico SAB de CV	710,628
		4,066,083
Netherlands: 1.9%
35,958	Koninklijke Philips NV #	1,358,802
New Zealand: 1.0%
190,421	Contact Energy Ltd. #	752,719
Russia: 1.0%
158,901	Mobile TeleSystems PJSC #	760,722
Singapore: 4.3%
276,700	CapitaLand Ltd. #	728,484
48,400	DBS Group Holdings Ltd. #	895,923
168,201	Oversea-Chinese Banking Corp. Ltd. #	1,555,101
		3,179,508
Spain: 4.6%
61,066	Gas Natural SDG SA #	1,410,427
18,270	Industria de Diseno Textil SA #	635,784
136,361	Telefonica SA #	1,328,901
		3,375,112
Sweden: 3.7%
65,976	Elekta AB † #	545,825
118,496	Nordea Bank AB #	1,437,479
30,703	Swedbank AB #	742,115
		2,725,419
Switzerland: 2.0%
5,668	Roche Holding AG #	1,433,111
United Kingdom: 7.0%
178,279	GKN Plc #	768,132
1,633,411	Lloyds Banking Group Plc #	1,500,694
213,458	Meggitt Plc #	1,388,728
36,079	Smiths Group Plc #	725,481
236,568	Vodafone Group Plc #	749,230
		5,132,265
United States: 2.1%
340,500	Samsonite International SA (HKD)	1,563,705
Total Common Stocks (Cost: $67,576,065)		72,484,665
REAL ESTATE INVESTMENT TRUSTS: 1.0% (Cost: $670,296)
Singapore: 1.0%
461,700	CapitaLand Mall Trust #	735,110
MONEY MARKET FUND: 0.0% (Cost: $26,121)
26,121	Dreyfus Government Cash Management Fund - Institutional Shares	26,121
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $68,272,482)		73,245,896

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
Repurchase Agreements: 1.5%
$51,732	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.39%, due 1/2/18, proceeds $51,740; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 2/15/18 to 11/15/39, valued at $52,767 including accrued interest)	51,732
1,000,000	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $1,000,159; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,051,732)		1,051,732
Total Investments: 101.4% (Cost: $69,324,214)		74,297,628
Liabilities in excess of other assets: (1.4)%		(992,666)
NET ASSETS: 100.0%		$73,304,962

HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $992,330.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $58,933,629 which represents 80.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.4%	$7,652,488
Consumer Staples	1.1	783,981
Energy	2.8	2,064,072
Financials	24.5	17,949,496
Health Care	9.4	6,853,358
Industrials	18.3	13,377,429
Information Technology	5.1	3,707,772
Materials	3.0	2,177,516
Real Estate	5.0	3,680,382
Telecommunication Services	14.4	10,588,310
Utilities	6.0	4,384,971
Money Market Fund	0.0	26,121
	100.0%	$73,245,896

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,374,543	$—	$7,374,543
Belgium	—	1,494,378	—	1,494,378
Brazil	696,391	—	—	696,391
Canada	5,133,833	—	—	5,133,833
China / Hong Kong	1,369,934	9,896,912	—	11,266,846
Denmark	—	779,564	—	779,564
France	—	3,668,587	—	3,668,587
Germany	—	6,597,290	—	6,597,290
India	—	1,551,565	—	1,551,565
Italy	—	2,108,661	—	2,108,661
Japan	—	6,009,361	—	6,009,361
Luxembourg	1,456,200	—	—	1,456,200
Mexico	4,066,083	—	—	4,066,083
Netherlands	—	1,358,802	—	1,358,802
New Zealand	—	752,719	—	752,719
Russia	—	760,722	—	760,722
Singapore	—	3,179,508	—	3,179,508
Spain	—	3,375,112	—	3,375,112
Sweden	—	2,725,419	—	2,725,419
Switzerland	—	1,433,111	—	1,433,111
United Kingdom	—	5,132,265	—	5,132,265
United States	1,563,705	—	—	1,563,705
Real Estate Investment Trusts	—	735,110	—	735,110
Money Market Fund	26,121	—	—	26,121
Repurchase Agreements	—	1,051,732	—	1,051,732
Total	$14,312,267	$59,985,361	$—	$74,297,628

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 2.6%
571,995	Wells Fargo & Co.	$34,702,937
Capital Goods: 9.8%
501,500	Emerson Electric Co.	34,949,535
1,579,104	General Electric Co.	27,555,365
120,153	TransDigm Group, Inc.	32,996,417
270,079	United Technologies Corp.	34,453,978
		129,955,295
Commercial & Professional Services: 2.4%
467,446	Stericycle, Inc. *	31,781,654
Consumer Durables & Apparel: 5.3%
271,505	NIKE, Inc.	16,982,638
144,506	Polaris Industries, Inc. †	17,917,299
473,868	VF Corp.	35,066,232
		69,966,169
Consumer Services: 2.4%
555,667	Starbucks Corp.	31,911,956
Diversified Financials: 4.0%
165,097	American Express Co.	16,395,783
307,122	Bank of New York Mellon Corp.	16,541,591
394,739	Charles Schwab Corp.	20,277,742
		53,215,116
Food & Staples Retailing: 2.3%
415,071	CVS Caremark Corp.	30,092,648
Food, Beverage & Tobacco: 2.4%
753,119	Mondelez International, Inc.	32,233,493
Health Care Equipment & Services: 18.7%
382,435	AmerisourceBergen Corp.	35,115,182
507,063	Cardinal Health, Inc.	31,067,750
483,366	Express Scripts Holding Co. *	36,078,438
213,391	McKesson Corp.	33,278,326
384,654	Medtronic Plc	31,060,810
432,769	Patterson Companies, Inc. †	15,635,944
596,247	Veeva Systems, Inc. *	32,960,534
273,692	Zimmer Biomet Holdings, Inc.	33,026,414
		248,223,398
Materials: 4.9%
466,046	Compass Minerals International, Inc. †	33,671,823
269,483	Monsanto Co.	31,470,225
		65,142,048
Media: 6.6%
267,783	John Wiley & Sons, Inc.	17,606,732
1,061,441	Twenty-First Century Fox, Inc.	36,651,558
318,829	Walt Disney Co.	34,277,306
		88,535,596
Pharmaceuticals, Biotechnology: 17.5%
166,692	Allergan Plc	27,267,477
176,183	Amgen, Inc.	30,638,224
100,390	Biogen Idec, Inc. *	31,981,242
521,129	Bristol-Myers Squibb Co.	31,934,785
379,377	Eli Lilly & Co.	32,042,181
221,235	Gilead Sciences, Inc.	15,849,275
541,633	Merck and Co., Inc.	30,477,689
902,244	Pfizer, Inc.	32,679,278
		232,870,151
Real Estate: 1.4%
423,189	CBRE Group, Inc. *	18,328,316
Retailing: 8.6%
29,589	Amazon.com, Inc.	34,603,448
690,678	L Brands, Inc. †	41,592,629
409,965	Lowe’s Cos, Inc.	38,102,147
		114,298,224
Semiconductor: 1.2%
187,861	Microchip Technology, Inc. †	16,509,225
Software & Services: 9.9%
227,344	Guidewire Software, Inc. * †	16,882,565
202,389	Microsoft Corp.	17,312,355
317,083	Salesforce.com, Inc. *	32,415,395
1,671,859	The Western Union Co.	31,782,040
292,422	Visa, Inc.	33,341,956
		131,734,311
Total Common Stocks (Cost: $1,214,194,655)		1,329,500,537

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6%
Repurchase Agreements: 5.6%
$17,799,572	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.41%, due 1/2/18, proceeds $17,802,361; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/1/18 to 8/20/67, valued at $18,155,563 including accrued interest)	17,799,572
17,799,572	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $17,802,400; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $18,155,564 including accrued interest)	17,799,572
17,799,572	Repurchase agreement dated 12/29/17 with HSBC Securities USA, Inc., 1.36%, due 1/2/18, proceeds $17,802,262; (collateralized by various U.S. government and agency obligations, 0.00% to 9.13%, due 12/31/17 to 5/15/47, valued at $18,155,707 including accrued interest)	17,799,572
318,615	Repurchase agreement dated 12/29/17 with J.P. Morgan Securities LLC, 1.41%, due 1/2/18, proceeds $318,665; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 8/31/18 to 3/31/24, valued at $324,988 including accrued interest)	318,615
17,799,572	Repurchase agreement dated 12/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.41%, due 1/2/18, proceeds $17,802,361; (collateralized by various U.S. government and agency obligations, 1.98% to 10.50%, due 1/15/18 to 8/1/48, valued at $18,155,564 including accrued interest)	17,799,572
3,425,802	Repurchase agreement dated 12/29/17 with Mizuho Securities USA, Inc., 1.40%, due 1/2/18, proceeds $3,426,335; (collateralized by various U.S. government and agency obligations, 0.13% to 3.50%, due 4/15/21 to 11/1/47, valued at $3,494,319 including accrued interest)	3,425,802
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $74,942,705)		74,942,705
Total Investments: 105.6% (Cost: $1,289,137,347)		1,404,443,242
Liabilities in excess of other assets: (5.6)%		(74,585,190)
NET ASSETS: 100.0%		$1,329,858,052

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $73,120,189.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	22.9%	$304,711,945
Consumer Staples	4.7	62,326,141
Financials	6.6	87,918,053
Health Care	36.2	481,093,549
Industrials	12.2	161,736,949
Information Technology	11.1	148,243,536
Materials	4.9	65,142,048
Real Estate	1.4	18,328,316
	100.0%	$1,329,500,537

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,329,500,537	$—	$—	$1,329,500,537
Repurchase Agreements	—	74,942,705	—	74,942,705
Total	$1,329,500,537	$74,942,705	$—	$1,404,443,242

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 99.5% (Cost: $5,004,383)
21,270	Vanguard S&P 500 ETF	$5,217,319
MONEY MARKET FUND: 1.0% (Cost: $55,123)
55,123	Dreyfus Government Cash Management Fund - Institutional Shares	55,123
Total Investments: 100.5% (Cost: $5,059,506)		5,272,442
Liabilities in excess of other assets: (0.5)%		(26,358)
NET ASSETS: 100.0%		$5,246,084

Summary of Investments by Sector	% of Investments	Value
	99.0%	$5,217,319
Money Market Fund	1.0	55,123
	100.0%	$5,272,442

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$5,217,319	$—	$—	$5,217,319
Money Market Fund	55,123	—	—	55,123
Total	$5,272,442	$—	$—	$5,272,442

There were no transfers between levels during the period ended December 31, 2017

See Notes to Schedule of Investments

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Denmark: 4.9%
258,262	Novo-Nordisk AS (ADR)	$13,860,922
France: 4.7%
312,200	Sanofi SA (ADR)	13,424,600
Ireland: 9.6%
363,691	Endo International Plc (USD) *	2,818,605
86,919	Jazz Pharmaceuticals Plc (USD) *	11,703,643
146,973	Perrigo Co. Plc (USD)	12,810,167
		27,332,415
Israel: 5.6%
846,622	Teva Pharmaceutical Industries Ltd. (ADR) †	16,043,487
Switzerland: 4.8%
161,832	Novartis AG (ADR)	13,587,415
United Kingdom: 11.7%
419,190	AstraZeneca Plc (ADR)	14,545,893
388,881	GlaxoSmithKline Plc (ADR)	13,793,609
37,083	GW Pharmaceuticals Plc (ADR) *	4,895,327
		33,234,829
United States: 58.6%
142,252	AbbVie, Inc.	13,757,191
173,055	Akorn, Inc.	5,577,563
140,782	AmerisourceBergen Corp.	12,926,603
220,722	Bristol-Myers Squibb Co.	13,525,844
165,976	Catalent, Inc. *	6,818,294
141,897	Eli Lilly & Co.	11,984,621
95,341	Johnson & Johnson	13,321,044
139,693	Mallinckrodt Plc * †	3,151,474
80,512	McKesson Corp.	12,555,846
248,042	Merck and Co., Inc.	13,957,323
326,994	Mylan NV *	13,835,116
131,036	Patterson Companies, Inc. †	4,734,331
378,336	Pfizer, Inc.	13,703,330
689,136	Valeant Pharmaceuticals International, Inc. *	14,320,246
170,481	Zoetis, Inc.	12,281,451
		166,450,277
Total Common Stocks (Cost: $343,643,842)		283,933,945
MONEY MARKET FUND: 0.3% (Cost: $671,522)
671,522	Dreyfus Government Cash Management Fund - Institutional Shares	671,522
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $344,315,364)		284,605,467

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.9%
Repurchase Agreements: 7.9%
$5,363,451	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.41%, due 1/2/18, proceeds $5,364,291; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/1/18 to 8/20/67, valued at $5,470,720 including accrued interest)	5,363,451
5,363,451	Repurchase agreement dated 12/29/17 with Credit Agricole CIB, 1.40%, due 1/2/18, proceeds $5,364,285; (collateralized by various U.S. government and agency obligations, 0.00% to 2.00%, due 4/26/18 to 8/31/21, valued at $5,470,723 including accrued interest)	5,363,451
5,363,451	Repurchase agreement dated 12/29/17 with HSBC Securities USA, Inc., 1.38%, due 1/2/18, proceeds $5,364,273; (collateralized by various U.S. government and agency obligations, 0.00% to 0.38%, due 5/15/18 to 8/15/46, valued at $5,470,766 including accrued interest)	5,363,451
1,128,478	Repurchase agreement dated 12/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.40%, due 1/2/18, proceeds $1,128,654; (collateralized by various U.S. government and agency obligations, 1.88% to 2.75%, due 7/31/22 to 8/15/42, valued at $1,151,048 including accrued interest)	1,128,478
5,363,451	Repurchase agreement dated 12/29/17 with Nomura Securities International, Inc., 1.42%, due 1/2/18, proceeds $5,364,297; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/5/18 to 11/20/67, valued at $5,470,720 including accrued interest)	5,363,451
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $22,582,282)		22,582,282
Total Investments: 108.1% (Cost: $366,897,646)		307,187,749
Liabilities in excess of other assets: (8.1)%		(23,035,810)
NET ASSETS: 100.0%		$284,151,939

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,905,443.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	24.8%	$70,620,634
Pharmaceuticals	75.0	213,313,311
Money Market Fund	0.2	671,522
	100.0%	$284,605,467

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$283,933,945	$—	$—	$283,933,945
Money Market Fund	671,522	—	—	671,522
Repurchase Agreements	—	22,582,282	—	22,582,282
Total	$284,605,467	$22,582,282	$—	$307,187,749

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 3.5%
47,314	JD.com, Inc. (ADR) *	$1,959,746
United States: 96.6%
9,523	Amazon.com, Inc.	11,136,863
12,559	AmerisourceBergen Corp.	1,153,167
1,922	AutoZone, Inc.	1,367,253
7,573	Bed Bath & Beyond, Inc. †	166,530
16,284	Best Buy Co., Inc.	1,114,965
17,823	Cardinal Health, Inc.	1,092,015
14,652	Costco Wholesale Corp.	2,727,030
38,433	CVS Caremark Corp.	2,786,393
17,027	Dollar General Corp.	1,583,681
23,905	Home Depot, Inc.	4,530,715
10,470	Kohl’s Corp.	567,788
60,469	Kroger Co.	1,659,874
13,858	L Brands, Inc.	834,529
33,293	Lowe’s Cos, Inc.	3,094,251
23,580	MACY’S, Inc. †	593,980
14,761	McKesson Corp.	2,301,978
5,779	O’Reilly Automotive, Inc. *	1,390,081
27,782	Ross Stores, Inc.	2,229,506
35,913	Sysco Corp.	2,180,996
38,490	Target Corp.	2,511,473
23,864	The Gap, Inc.	812,808
32,898	TJX Cos., Inc.	2,515,381
34,750	Walgreens Boots Alliance, Inc.	2,523,545
40,174	Wal-Mart Stores, Inc.	3,967,183
		54,841,985
Total Common Stocks (Cost: $59,705,909)		56,801,731

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $593,405)
Repurchase Agreement: 1.0%
$593,405	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $593,499; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $605,273 including accrued interest)	593,405
Total Investments: 101.1% (Cost: $60,299,314)		57,395,136
Liabilities in excess of other assets: (1.1)%		(641,303)
NET ASSETS: 100.0%		$56,753,833

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $568,679.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	64.1%	$36,409,550
Consumer Staples	27.9	15,845,021
Health Care	8.0	4,547,160
	100.0%	$56,801,731

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$56,801,731	$—	$—	$56,801,731
Repurchase Agreement	—	593,405	—	593,405
Total	$56,801,731	$593,405	$—	$57,395,136

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.8%
Bermuda: 2.0%
961,721	Marvell Technology Group Ltd. (USD)	$20,648,150
Netherlands: 9.6%
299,940	ASML Holding NV (USD)	52,135,571
402,901	NXP Semiconductors NV (USD) *	47,175,678
		99,311,249
Taiwan: 10.0%
2,612,449	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	103,583,603
United States: 79.2%
2,272,643	Advanced Micro Devices, Inc. †	23,362,770
539,388	Analog Devices, Inc.	48,021,714
1,003,526	Applied Materials, Inc.	51,300,249
194,015	Broadcom Ltd.	49,842,453
552,811	Cadence Design Systems, Inc. *	23,118,556
152,311	Cavium, Inc. *	12,768,231
2,299,985	Intel Corp.	106,167,308
354,736	KLA-Tencor Corp.	37,272,111
250,115	Lam Research Corp.	46,038,668
620,030	Maxim Integrated Products, Inc.	32,415,168
533,745	Microchip Technology, Inc. †	46,905,511
1,107,955	Micron Technology, Inc. *	45,559,110
237,381	Microsemi Corp. *	12,260,729
290,342	NVIDIA Corp.	56,181,177
791,505	ON Semiconductor Corp. *	16,574,115
214,003	Qorvo, Inc. *	14,252,600
787,698	Qualcomm, Inc.	50,428,426
397,866	Skyworks Solutions, Inc.	37,777,377
450,099	Teradyne, Inc.	18,845,645
527,621	Texas Instruments, Inc.	55,104,737
499,037	Xilinx, Inc.	33,645,074
		817,841,729
Total Common Stocks (Cost: $1,097,230,698)		1,041,384,731

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2%
Repurchase Agreements: 4.2%
$10,450,618	Repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc., 1.41%, due 1/2/18, proceeds $10,452,255; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/1/18 to 8/20/67, valued at $10,659,631 including accrued interest)	10,450,618
10,450,618	Repurchase agreement dated 12/29/17 with Daiwa Capital Markets America, Inc., 1.43%, due 1/2/18, proceeds $10,452,278; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/11/18 to 12/1/51, valued at $10,659,631 including accrued interest)	10,450,618
10,450,618	Repurchase agreement dated 12/29/17 with HSBC Securities USA, Inc., 1.38%, due 1/2/18, proceeds $10,452,220; (collateralized by various U.S. government and agency obligations, 0.00% to 0.38%, due 5/15/18 to 8/15/46, valued at $10,659,719 including accrued interest)	10,450,618
2,198,449	Repurchase agreement dated 12/29/17 with J.P. Morgan Securities LLC, 1.41%, due 1/2/18, proceeds $2,198,793; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 8/31/18 to 3/31/24, valued at $2,242,421 including accrued interest)	2,198,449
10,450,618	Repurchase agreement dated 12/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.41%, due 1/2/18, proceeds $10,452,255; (collateralized by various U.S. government and agency obligations, 1.98% to 10.50%, due 1/15/18 to 8/1/48, valued at $10,659,631 including accrued interest)	10,450,618
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $44,000,921)		44,000,921
Total Investments: 105.0% (Cost: $1,141,231,619)		1,085,385,652
Liabilities in excess of other assets: (5.0)%		(51,864,655)
NET ASSETS: 100.0%		$1,033,520,997

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,732,554.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	15.6%	$162,670,995
Semiconductor Equipment	19.8	205,592,244
Semiconductors	64.6	673,121,492
	100.0%	$1,041,384,731

The summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,041,384,731	$—	$—	$1,041,384,731
Repurchase Agreements	—	44,000,921	—	44,000,921
Total	$1,041,384,731	$44,000,921	$—	$1,085,385,652

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the EU by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the European Union and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of certain events, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: February 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 27, 2018